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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period: July 1, 2013 - June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Oak Ridge Growth Opportunity Fund

THE HAIN CELESTIAL GROUP, INC.
Security		405217100			Meeting Type		Annual
Ticker Symbol		HAIN			Meeting Date		19-Nov-2013
ISIN		US4052171000			Agenda		933885002 - Management
Record Date		25-Sep-2013			Holding Recon Date		25-Sep-2013
City /	Country	/	United States		Vote Deadline Date		18-Nov-2013
SEDOL(s)					Quick Code

Item	Proposal			Type	Vote	For/Against Management
1	DIRECTOR			Management
	1	IRWIN D. SIMON			For	For
	2	RICHARD C. BERKE			For	For
	3	JACK FUTTERMAN			For	For
	4	MARINA HAHN			For	For
	5	ANDREW R. HEYER			For	For
	6	ROGER MELTZER			For	For
	7	SCOTT M. O'NEIL			For	For
	8	LAWRENCE S. ZILAVY			For	For
2	TO VOTE, ON AN ADVISORY BASIS, FOR THE COMPENSATION AWARDED TO THE NAMED EXECUTIVE OFFICERS FOR THE FISCAL YEAR ENDED JUNE 30, 2013, AS SET FORTH IN THIS PROXY STATEMENT.			Management	For	For
3	TO APPROVE THE AMENDMENT OF THE AMENDED AND RESTATED 2002 LONG TERM INCENTIVE AND STOCK AWARD PLAN.			Management	For	For
4	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP TO ACT AS REGISTERED INDEPENDENT ACCOUNTANTS OF THE COMPANY FOR THE FISCAL YEAR ENDING JUNE 30, 2014.			Management	For	For
SALLY BEAUTY HOLDINGS, INC.
Security		79546E104			Meeting Type		Annual
Ticker Symbol		SBH			Meeting Date		30-Jan-2014
ISIN		US79546E1047			Agenda		933907238 - Management
Record Date		02-Dec-2013			Holding Recon Date		02-Dec-2013
City /	Country	/	United States		Vote Deadline Date		29-Jan-2014
SEDOL(s)					Quick Code

Item	Proposal			Type	Vote	For/Against Management
1.
TO AMEND THE CORPORATION'S SECOND AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO DECLASSIFY THE BOARD OF DIRECTORS (THE "DECLASSIFICATION AMENDMENT") AND PROVIDE FOR THE ANNUAL ELECTION OF DIRECTORS.
				Management	For	For
2.	DIRECTOR			Management
	1	JOHN R. GOLLIHER			For	For
	2	EDWARD W. RABIN			For	For
	3	GARY G. WINTERHALTER			For	For
3.	APPROVAL OF THE COMPENSATION OF THE CORPORATION'S EXECUTIVE OFFICERS INCLUDING THE CORPORATION'S COMPENSATION PRACTICES AND PRINCIPLES AND THEIR IMPLEMENTATION.			Management	For	For
4.	RATIFICATION OF THE SELECTION OF KPMG LLP AS THE CORPORATION'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR 2014.			Management	For	For
TRANSDIGM GROUP INCORPORATED
Security		893641100			Meeting Type		Annual
Ticker Symbol		TDG			Meeting Date		04-Mar-2014
ISIN		US8936411003			Agenda		933918015 - Management
Record Date		03-Jan-2014			Holding Recon Date		03-Jan-2014
City /	Country	/	United States		Vote Deadline Date		03-Mar-2014
SEDOL(s)					Quick Code

Item	Proposal			Type	Vote	For/Against Management
1.	DIRECTOR			Management
	1	SEAN P. HENNESSY			For	For
	2	DOUGLAS W. PEACOCK			For	For
	3	JOHN STAER			For	For
2.	TO APPROVE (IN AN ADVISORY VOTE) COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS			Management	For	For
3.	TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT ACCOUNTANTS FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2014			Management	For	For
4.	TO VOTE TO AMEND THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE THE CLASSIFICATION OF THE BOARD OF DIRECTORS OF THE COMPANY			Management	For	For
MAXIMUS, INC.
Security		577933104			Meeting Type		Annual
Ticker Symbol		MMS			Meeting Date		19-Mar-2014
ISIN		US5779331041			Agenda		933917443 - Management
Record Date		15-Jan-2014			Holding Recon Date		15-Jan-2014
City /	Country	/	United States		Vote Deadline Date		18-Mar-2014
SEDOL(s)					Quick Code

Item	Proposal			Type	Vote	For/Against Management
1.1	ELECTION OF DIRECTOR: RUSSELL A. BELIVEAU			Management	For	For
1.2	ELECTION OF DIRECTOR: JOHN J. HALEY			Management	For	For
1.3	ELECTION OF DIRECTOR: MARILYN R. SEYMANN			Management	For	For
2.	ADVISORY VOTE TO APPROVE THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.			Management	Against	Against
3.	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT PUBLIC ACCOUNTANTS FOR OUR 2014 FISCAL YEAR.			Management	For	For

Oak Ridge Dividend Growth Fund

THE PROCTER & GAMBLE COMPANY
Security		742718109		Meeting Type		Annual
Ticker Symbol		PG		Meeting Date		08-Oct-2013
ISIN		US7427181091		Agenda		933868525 - Management
Record Date		09-Aug-2013		Holding Recon Date		09-Aug-2013
City /	Country	/ United States		Vote Deadline Date		07-Oct-2013
SEDOL(s)				Quick Code

Item	Proposal		Type	Vote	For/Against Management
1A.		ELECTION OF DIRECTOR: ANGELA F. BRALY	Management	For	For
1B.		ELECTION OF DIRECTOR: KENNETH I. CHENAULT	Management	For	For
1C.		ELECTION OF DIRECTOR: SCOTT D. COOK	Management	For	For
1D.		ELECTION OF DIRECTOR: SUSAN DESMOND- HELLMANN	Management	For	For
1E.		ELECTION OF DIRECTOR: A.G. LAFLEY	Management	For	For
1F.		ELECTION OF DIRECTOR: TERRY J. LUNDGREN	Management	For	For
1G.		ELECTION OF DIRECTOR: W. JAMES MCNERNEY, JR.	Management	For	For
1H.		ELECTION OF DIRECTOR: MARGARET C. WHITMAN	Management	For	For
1I.		ELECTION OF DIRECTOR: MARY AGNES WILDEROTTER	Management	For	For
1J.		ELECTION OF DIRECTOR: PATRICIA A. WOERTZ	Management	For	For
1K.		ELECTION OF DIRECTOR: ERNESTO ZEDILLO	Management	For	For
2.		RATIFY APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Management	For	For
3.		AMEND THE COMPANY'S CODE OF REGULATIONS TO REDUCE CERTAIN SUPERMAJORITY VOTING REQUIREMENTS	Management	For	For
4.		APPROVE THE 2013 NON-EMPLOYEE DIRECTORS' STOCK PLAN	Management	For	For
5.		ADVISORY VOTE ON EXECUTIVE COMPENSATION (THE SAY ON PAY VOTE)	Management	For	For
CARDINAL HEALTH, INC.
Security		14149Y108		Meeting Type		Annual
Ticker Symbol		CAH		Meeting Date		06-Nov-2013
ISIN		US14149Y1082		Agenda		933879782 - Management
Record Date		09-Sep-2013		Holding Recon Date		09-Sep-2013
City /	Country	/ United States		Vote Deadline Date		05-Nov-2013
SEDOL(s)				Quick Code

Item	Proposal		Type	Vote	For/Against Management
1A.		ELECTION OF DIRECTOR: COLLEEN F. ARNOLD	Management	For	For
1B.		ELECTION OF DIRECTOR: GEORGE S. BARRETT	Management	For	For
1C.		ELECTION OF DIRECTOR: GLENN A. BRITT	Management	For	For
1D.		ELECTION OF DIRECTOR: CARRIE S. COX	Management	For	For
1E.		ELECTION OF DIRECTOR: CALVIN DARDEN	Management	For	For
1F.		ELECTION OF DIRECTOR: BRUCE L. DOWNEY	Management	For	For
1G.		ELECTION OF DIRECTOR: JOHN F. FINN	Management	For	For
1H.		ELECTION OF DIRECTOR: PATRICIA A. HEMINGWAY HALL	Management	For	For
1I.		ELECTION OF DIRECTOR: CLAYTON M. JONES	Management	For	For
1J.		ELECTION OF DIRECTOR: GREGORY B. KENNY	Management	For	For
1K.		ELECTION OF DIRECTOR: DAVID P. KING	Management	For	For
1L.		ELECTION OF DIRECTOR: RICHARD C. NOTEBAERT	Management	For	For
2.		PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JUNE 30, 2014.	Management	For	For
3.		PROPOSAL TO APPROVE, ON A NON- BINDING ADVISORY BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Management	For	For
4.		SHAREHOLDER PROPOSAL, IF PROPERLY PRESENTED, REGARDING POLITICAL CONTRIBUTIONS AND EXPENDITURES.	Shareholder	Against	For
AUTOMATIC DATA PROCESSING, INC.
Security		053015103		Meeting Type		Annual
Ticker Symbol		ADP		Meeting Date		12-Nov-2013
ISIN		US0530151036		Agenda		933881080 - Management
Record Date		13-Sep-2013		Holding Recon Date		13-Sep-2013
City /	Country	/ United States		Vote Deadline Date		11-Nov-2013
SEDOL(s)				Quick Code

Item	Proposal		Type	Vote	For/Against Management
1.		DIRECTOR	Management
		1	ELLEN R. ALEMANY	For	For
		2	GREGORY D. BRENNEMAN	For	For
		3	LESLIE A. BRUN	For	For
		4	RICHARD T. CLARK	For	For
		5	ERIC C. FAST	For	For
		6	LINDA R. GOODEN	For	For
		7	R. GLENN HUBBARD	For	For
		8	JOHN P. JONES	For	For
		9	CARLOS A. RODRIGUEZ	For	For
		10	GREGORY L. SUMME	For	For
2.		ADVISORY VOTE ON EXECUTIVE COMPENSATION.	Management	For	For
3.		APPOINTMENT OF DELOITTE & TOUCHE LLP.	Management	For	For
4.		RE-APPROVAL OF PERFORMANCE-BASED PROVISIONS OF THE AUTOMATIC DATA PROCESSING, INC. 2008 OMNIBUS AWARD PLAN.	Management	For	For
MICROSOFT CORPORATION
Security		594918104		Meeting Type		Annual
Ticker Symbol		MSFT		Meeting Date		19-Nov-2013
ISIN		US5949181045		Agenda		933883185 - Management
Record Date		13-Sep-2013		Holding Recon Date		13-Sep-2013
City /	Country	/ United States		Vote Deadline Date		18-Nov-2013
SEDOL(s)				Quick Code

Item	Proposal		Type	Vote	For/Against Management
1.		ELECTION OF DIRECTOR: STEVEN A. BALLMER	Management	For	For
2.		ELECTION OF DIRECTOR: DINA DUBLON	Management	For	For
3.		ELECTION OF DIRECTOR: WILLIAM H. GATES III	Management	For	For
4.		ELECTION OF DIRECTOR: MARIA M. KLAWE	Management	For	For
5.		ELECTION OF DIRECTOR: STEPHEN J. LUCZO	Management	For	For
6.		ELECTION OF DIRECTOR: DAVID F. MARQUARDT	Management	For	For
7.		ELECTION OF DIRECTOR: CHARLES H. NOSKI	Management	For	For
8.		ELECTION OF DIRECTOR: HELMUT PANKE	Management	For	For
9.		ELECTION OF DIRECTOR: JOHN W. THOMPSON	Management	For	For
10.		APPROVE MATERIAL TERMS OF THE PERFORMANCE CRITERIA UNDER THE EXECUTIVE OFFICER INCENTIVE PLAN	Management	For	For
11.		ADVISORY VOTE ON EXECUTIVE COMPENSATION	Management	For	For
12.		RATIFICATION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT AUDITOR FOR FISCAL YEAR 2014	Management	For	For
VERIZON COMMUNICATIONS INC.
Security		92343V104		Meeting Type		Special
Ticker Symbol		VZ		Meeting Date		28-Jan-2014
ISIN		US92343V1044		Agenda		933908735 - Management
Record Date		09-Dec-2013		Holding Recon Date		09-Dec-2013
City /	Country	/ United States		Vote Deadline Date		27-Jan-2014
SEDOL(s)				Quick Code

Item	Proposal		Type	Vote	For/Against Management
1.
APPROVE THE ISSUANCE OF UP TO APPROXIMATELY 1.28 BILLION SHARES OF VERIZON COMMON STOCK TO VODAFONE ORDINARY SHAREHOLDERS IN CONNECTION WITH VERIZON'S ACQUISITION OF VODAFONE'S INDIRECT 45% INTEREST IN VERIZON WIRELESS
			Management	For	For
2.
APPROVE AN AMENDMENT TO ARTICLE 4(A) OF VERIZON'S RESTATED CERTIFICATE OF INCORPORATION TO INCREASE VERIZON'S AUTHORIZED SHARES OF COMMON STOCK BY 2 BILLION SHARES TO AN AGGREGATE OF 6.25 BILLION AUTHORIZED SHARES OF COMMON STOCK
			Management	For	For
3.		APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING TO SOLICIT ADDITIONAL VOTES AND PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE ABOVE PROPOSALS	Management	For	For
EMERSON ELECTRIC CO.
Security		291011104		Meeting Type		Annual
Ticker Symbol		EMR		Meeting Date		04-Feb-2014
ISIN		US2910111044		Agenda		933908292 - Management
Record Date		26-Nov-2013		Holding Recon Date		26-Nov-2013
City /	Country	/ United States		Vote Deadline Date		03-Feb-2014
SEDOL(s)				Quick Code

Item	Proposal		Type	Vote	For/Against Management
1.		DIRECTOR	Management
		1	D.N. FARR*	For	For
		2	H. GREEN*	For	For
		3	C.A. PETERS*	For	For
		4	J.W. PRUEHER*	For	For
		5	A.A. BUSCH III#	For	For
		6	J.S. TURLEY#	For	For
2.		APPROVAL, BY NON-BINDING ADVISORY VOTE, OF EMERSON ELECTRIC CO. EXECUTIVE COMPENSATION.	Management	For	For
3.		RATIFICATION OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Management	For	For
4.		APPROVAL OF THE STOCKHOLDER PROPOSAL REQUESTING ISSUANCE OF A SUSTAINABILITY REPORT AS DESCRIBED IN THE PROXY STATEMENT.	Shareholder	Against	For
5.		APPROVAL OF THE STOCKHOLDER PROPOSAL REQUESTING ISSUANCE OF A POLITICAL CONTRIBUTIONS REPORT AS DESCRIBED IN THE PROXY STATEMENT.	Shareholder	Against	For
6.		APPROVAL OF THE STOCKHOLDER PROPOSAL REQUESTING ISSUANCE OF A LOBBYING REPORT AS DESCRIBED IN THE PROXY STATEMENT.	Shareholder	Against	For
APPLE INC.
Security		037833100		Meeting Type		Annual
Ticker Symbol		AAPL		Meeting Date		28-Feb-2014
ISIN		US0378331005		Agenda		933915564 - Management
Record Date		30-Dec-2013		Holding Recon Date		30-Dec-2013
City /	Country	/ United States		Vote Deadline Date		27-Feb-2014
SEDOL(s)				Quick Code

Item	Proposal		Type	Vote	For/Against Management
1.		DIRECTOR	Management
		1	WILLIAM CAMPBELL	For	For
		2	TIMOTHY COOK	For	For
		3	MILLARD DREXLER	For	For
		4	AL GORE	For	For
		5	ROBERT IGER	For	For
		6	ANDREA JUNG	For	For
		7	ARTHUR LEVINSON	For	For
		8	RONALD SUGAR	For	For
2.
THE AMENDMENT OF THE COMPANY'S RESTATED ARTICLES OF INCORPORATION (THE "ARTICLES") TO FACILITATE THE IMPLEMENTATION OF MAJORITY VOTING FOR THE ELECTION OF DIRECTORS IN AN UNCONTESTED ELECTION BY ELIMINATING ARTICLE VII, WHICH RELATES TO THE TERM OF DIRECTORS AND THE TRANSITION FROM A CLASSIFIED BOARD OF DIRECTORS TO A DECLASSIFIED STRUCTURE
			Management	For	For
3.		THE AMENDMENT OF THE ARTICLES TO ELIMINATE THE "BLANK CHECK" AUTHORITY OF THE BOARD TO ISSUE PREFERRED STOCK	Management	For	For
4.		THE AMENDMENT OF THE ARTICLES TO ESTABLISH A PAR VALUE FOR THE COMPANY'S COMMON STOCK OF $0.00001 PER SHARE	Management	For	For
5.		RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014	Management	For	For
6.		A NON-BINDING ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION	Management	For	For
7.		THE APPROVAL OF THE APPLE INC. 2014 EMPLOYEE STOCK PLAN	Management	For	For
8.		A SHAREHOLDER PROPOSAL BY JOHN HARRINGTON AND NORTHSTAR ASSET MANAGEMENT INC. ENTITLED "BOARD COMMITTEE ON HUMAN RIGHTS" TO AMEND THE COMPANY'S BYLAWS	Shareholder	Against	For
9.
A SHAREHOLDER PROPOSAL BY THE NATIONAL CENTER FOR PUBLIC POLICY RESEARCH OF A NON-BINDING ADVISORY RESOLUTION ENTITLED "REPORT ON COMPANY MEMBERSHIP AND INVOLVEMENT WITH CERTAIN TRADE ASSOCIATIONS AND BUSINESS ORGANIZATIONS"
			Shareholder	Against	For
10.
A SHAREHOLDER PROPOSAL BY CARL ICAHN OF A NON-BINDING ADVISORY RESOLUTION THAT THE COMPANY COMMIT TO COMPLETING NOT LESS THAN $50 BILLION OF SHARE REPURCHASES DURING ITS 2014 FISCAL YEAR (AND INCREASE THE AUTHORIZATION UNDER ITS CAPITAL RETURN PROGRAM ACCORDINGLY)
			Shareholder	Against	For
11.		A SHAREHOLDER PROPOSAL BY JAMES MCRITCHIE OF A NON-BINDING ADVISORY RESOLUTION ENTITLED "PROXY ACCESS FOR SHAREHOLDERS"	Shareholder	Against	For
QUALCOMM INCORPORATED
Security		747525103		Meeting Type		Annual
Ticker Symbol		QCOM		Meeting Date		04-Mar-2014
ISIN		US7475251036		Agenda		933916150 - Management
Record Date		06-Jan-2014		Holding Recon Date		06-Jan-2014
City /	Country	/ United States		Vote Deadline Date		03-Mar-2014
SEDOL(s)				Quick Code

Item	Proposal		Type	Vote	For/Against Management
1A.		ELECTION OF DIRECTOR: BARBARA T. ALEXANDER	Management	For	For
1B.		ELECTION OF DIRECTOR: DONALD G. CRUICKSHANK	Management	For	For
1C.		ELECTION OF DIRECTOR: RAYMOND V. DITTAMORE	Management	For	For
1D.		ELECTION OF DIRECTOR: SUSAN HOCKFIELD	Management	For	For
1E.		ELECTION OF DIRECTOR: THOMAS W. HORTON	Management	For	For
1F.		ELECTION OF DIRECTOR: PAUL E. JACOBS	Management	For	For
1G.		ELECTION OF DIRECTOR: SHERRY LANSING	Management	For	For
1H.		ELECTION OF DIRECTOR: STEVEN M. MOLLENKOPF	Management	For	For
1I.		ELECTION OF DIRECTOR: DUANE A. NELLES	Management	For	For
1J.		ELECTION OF DIRECTOR: CLARK T. RANDT, JR.	Management	For	For
1K.		ELECTION OF DIRECTOR: FRANCISCO ROS	Management	For	For
1L.		ELECTION OF DIRECTOR: JONATHAN J. RUBINSTEIN	Management	For	For
1M.		ELECTION OF DIRECTOR: BRENT SCOWCROFT	Management	For	For
1N.		ELECTION OF DIRECTOR: MARC I. STERN	Management	For	For
2.		TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT PUBLIC ACCOUNTANTS FOR OUR FISCAL YEAR ENDING SEPTEMBER 28, 2014.	Management	For	For
3.		ADVISORY VOTE TO APPROVE OUR EXECUTIVE COMPENSATION.	Management	For	For
4.		ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.	Management	1 Year	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust

By (Signature and Title)*		/s/ Maureen Quill
Maureen Quill, President
Date	August 25, 2014

* Print the name and title of each signing officer under his or her signature.